Stock-Based Compensation (Tables)	12 Months Ended
Feb. 29, 2016
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2016	2015	2014

Risk-free rate	1.45%	-	-
Dividend yield	Nil%	Nil%	Nil%
Volatility factor of the expected market price of the Company’s common shares	99%	-	-
Weighted average expected life of the options (months)	120	-	-